Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Assets

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	37 years
Electronic equipment	3 years
Motor vehicles	5 years
Furniture and education equipment	5 years
Leasehold improvement	Shorter of lease term or estimated economic life

Schedule of Amortization Periods of Intangible Assets	The amortization periods are as follows:
Student Base	2.2 - 7 years
Trademark	5.4 years & Indefinite
Relationship with partnership school	6.4 years
Franchise agreement	3.4 years

Schedule of Revenues Disaggregated by Revenue Sources

The following table presents the Group’s revenues disaggregated by revenue sources. The Group’s revenue is reported net of discounts, value added tax and surcharges.

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Services:
K-12 tutoring services - group class	298,733	611,268	817,843
K-12 tutoring services - personalized	71,979	272,880	364,554
Study-abroad test preparation services	59,145	334,288	860,687
Study-abroad consulting services	9,324	64,126	185,033
Total net revenues	439,181	1,282,562	2,228,117

Impact of Adoption of ASC 606 on Consolidated Balance Sheet and Statement of Operations

The following tables presented the impact of adoption of ASC 606 on the consolidated balance sheet and statement of operations as of and for the year ended December 31, 2018:

	For the year ended December 31, 2018,
	As Reported	Balances without adoption of ASC 606	Effect of Change Higher/(Lower)
	RMB	RMB	RMB
Net revenues	2,228,117	2,221,053	7,064
Cost of revenues	1,242,889	1,242,889	—
Gross profit	985,228	978,164	7,064
Operating expenses:
Selling expenses	848,088	848,088	—
General and administrative expenses	775,883	775,883	—
Total operating expenses	1,623,971	1,623,971	—
Operating loss	(638,743)	(645,807)	7,064
Interest expense	51,901	51,901	—
Interest income	2,826	2,826	—
Foreign exchange loss	7,621	7,621	—
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	131,748	131,748	—
Loss on extinguishment of convertible notes	900	900	—
Loss before income taxes	(828,087)	(835,151)	7,064
Net loss	(833,409)	(840,473)	7,064
Net loss attributable to equity shareholders of Puxin Limited	(833,411)	(840,475)	7,064
Net loss per share attributable to equity shareholders of Puxin Limited
Basic and diluted	(5.78)	(5.83)	0.05
	As of December 31, 2018,
	As Reported	Balances without adoption of ASC 606	Effect of Change Higher/(Lower)
	RMB	RMB	RMB
Total assets	2,737,019	2,737,019	—
Total liabilities	2,189,147	2,244,527	(55,380)
Accrued expenses and other current liabilities - refund liabilities	92,960	—	92,960
Deferred revenue, non-current portion	121,191	243,683	(122,492)
Deferred revenue, current portion	876,861	902,709	(25,848)
Total shareholders’ equity	547,872	492,492	55,380
Accumulated deficit	(1,469,303)	(1,524,683)	55,380